Leases - Schedule of Rent Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases
Minimum rentals	$ 2,455	$ 2,418	$ 2,317
Contingent rentals	29	35	34
Gross lease rental expense	2,484	2,453	2,351
Less: sublease income	(24)	(24)	(22)
Net lease rental expense	$ 2,460	$ 2,429	$ 2,329